July 2, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

                        Re:       CitizensSelect Funds

                                    File No. 811-21035

Dear Sir/Madam:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ending April 30, 2015.

            Please direct any questions or comments to the attention of the undersigned at 212-922-6858.

                                                            Cordially,

                                                            /s/ Monica Giron

                                                            Monica Giron

                                                            Paralegal